The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Multi-Manager Directional Alternative Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2018 (Accession No. 0001193125-18-315301), which is incorporated herein by reference.